PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following:

	December 31, 2021	December 31, 2020
Advance to suppliers	$244,758	$117,819
VAT input credits	307,575	-
Issue cost related to convertible promissory notes	159,000	-
Deferred marketing expenses	1,000,000	-
Prepayment for land use right/ (i)	615,955	-
Security deposit (ii)	61,670	-
Others receivable (iii)	56,936	110,624
Prepaid expenses and other current assets	$2,445,894	$228,443